Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000100297
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 410,252,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Material Fund Change [Text Block]
C000093604
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	FFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 410,252,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Material Fund Change [Text Block]
C000176299
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FFRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 410,252,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$410,252,000
Number of Investments	65
Portfolio Turnover	4%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Adjustable Rate Mortgages	0.1%
Asset-Backed Securities	2.6%
Corporate Bonds	5.3%
Cash Equivalents	5.4%
Exchange-Traded Funds	5.7%
Trade Finance Agreements	9.0%
Collateralized Mortgage Obligations	9.8%
Floating Rate Loans	60.4%

Material Fund Change [Text Block]
C000024652
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class A Shares
Trading Symbol	FUSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 103,218,513
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Material Fund Change [Text Block]
C000024654
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class C Shares
Trading Symbol	FUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
AssetsNet	$ 103,218,513
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Material Fund Change [Text Block]
C000219628
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Institutional Shares
Trading Symbol	FCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 103,218,513
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$103,218,513
Number of Investments	146
Portfolio Turnover	25%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	2.9%
Cash Equivalents	3.0%
Asset-Backed Securities	3.0%
U.S Government Agency Mortgage-Backed Securities	90.7%

Material Fund Change [Text Block]